SDG&E - STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - San Diego Gas & Electric Company Savings Plan 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment gain — Plan interest in Master Trust	$ 262,161
Employer, net of forfeitures	21,485
Participant	81,597
Participant rollovers	8,047
Total contributions	111,129
Interest income on notes receivable from participants	2,305
Total additions	375,595
Distributions to participants or their beneficiaries	272,662
Administrative expenses	203
Total deductions	272,865
INCREASE IN NET ASSETS BEFORE PLAN TRANSFERS	102,730
From plans of related entities	2,661
To plans of related entities	(3,531)
Net plan transfers	(870)
NET INCREASE IN NET ASSETS	101,860
Net assets available for benefits, beginning of year	2,131,333
Net assets available for benefits, end of year	$ 2,233,193